Note Investment Securities Available for Sale (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities AFS) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017		Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 10,178,738	[1]	$ 8,209,806	[2]
Gross Unrealized Gains	26,237		43,379
Gross Unrealized Losses	133,085		112,936
Amortized Cost	$ 10,285,586	[1]	$ 8,279,363	[2]
Weighted Average Yield	1.96%		1.94%
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 1,386,737
Amortized Cost	1,389,619
After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	2,895,496
Amortized Cost	2,925,277
After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	667,974
Amortized Cost	669,715
After 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	5,226,716
Amortized Cost	5,299,936
US Treasury Securities
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	3,928,164		$ 2,136,620
Gross Unrealized Gains	289		1,468
Gross Unrealized Losses	28,611		9,579
Amortized Cost	$ 3,956,486		$ 2,144,731
Weighted Average Yield	1.46%		1.06%
US Treasury Securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 1,110,698		$ 845,228
Gross Unrealized Gains	8		1,254
Gross Unrealized Losses	2,101		28
Amortized Cost	$ 1,112,791		$ 844,002
Weighted Average Yield	1.06%		1.00%
US Treasury Securities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 2,523,797		$ 1,291,392
Gross Unrealized Gains	0		214
Gross Unrealized Losses	26,319		9,551
Amortized Cost	$ 2,550,116		$ 1,300,729
Weighted Average Yield	1.55%		1.11%
US Treasury Securities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 293,579
Gross Unrealized Gains	281
Gross Unrealized Losses	191
Amortized Cost	$ 293,669
Weighted Average Yield	2.24%
Obligations of U.S. Government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 608,933		$ 711,850
Gross Unrealized Gains	43		812
Gross Unrealized Losses	4,336		2,505
Amortized Cost	$ 613,226		$ 713,543
Weighted Average Yield	1.38%		1.32%
Obligations of U.S. Government sponsored entities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 275,507		$ 100,152
Gross Unrealized Gains	21		102
Gross Unrealized Losses	818		0
Amortized Cost	$ 276,304		$ 100,050
Weighted Average Yield	1.26%		0.98%
Obligations of U.S. Government sponsored entities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 333,426		$ 611,498
Gross Unrealized Gains	22		710
Gross Unrealized Losses	3,518		2,505
Amortized Cost	$ 336,922		$ 613,293
Weighted Average Yield	1.48%		1.38%
Obligations of U.S. Government sponsored entities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 0		$ 200
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Amortized Cost	$ 0		$ 200
Weighted Average Yield	0.00%		5.64%
Obligations of Puerto Rico, States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 6,609		$ 22,771
Gross Unrealized Gains	0		0
Gross Unrealized Losses	59		6,253
Amortized Cost	$ 6,668		$ 29,024
Weighted Average Yield	2.30%		5.60%
Obligations of Puerto Rico, States and political subdivisions | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 6,609		$ 6,258
Gross Unrealized Gains	0		0
Gross Unrealized Losses	59		161
Amortized Cost	$ 6,668		$ 6,419
Weighted Average Yield	2.30%		2.89%
Obligations of Puerto Rico, States and political subdivisions | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 0		$ 3,450
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		1,550
Amortized Cost	$ 0		$ 5,000
Weighted Average Yield	0.00%		3.80%
Obligations of Puerto Rico, States and political subdivisions | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 0		$ 13,063
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		4,542
Amortized Cost	$ 0		$ 17,605
Weighted Average Yield	0.00%		7.09%
Collateralized Mortgage Obligations - Federal agencies
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 943,753		$ 1,221,526
Gross Unrealized Gains	3,019		7,170
Gross Unrealized Losses	27,032		24,045
Amortized Cost	$ 967,766		$ 1,238,401
Weighted Average Yield	2.03%		2.02%
Collateralized Mortgage Obligations - Federal agencies | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 40		$ 13
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Amortized Cost	$ 40		$ 13
Weighted Average Yield	2.60%		1.23%
Collateralized Mortgage Obligations - Federal agencies | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 17,070		$ 18,925
Gross Unrealized Gains	173		429
Gross Unrealized Losses	75		28
Amortized Cost	$ 16,972		$ 18,524
Weighted Average Yield	2.90%		2.89%
Collateralized Mortgage Obligations - Federal agencies | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 35,717		$ 39,545
Gross Unrealized Gains	57		428
Gross Unrealized Losses	526		61
Amortized Cost	$ 36,186		$ 39,178
Weighted Average Yield	2.31%		2.68%
Collateralized Mortgage Obligations - Federal agencies | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 890,926		$ 1,163,043
Gross Unrealized Gains	2,789		6,313
Gross Unrealized Losses	26,431		23,956
Amortized Cost	$ 914,568		$ 1,180,686
Weighted Average Yield	2.01%		1.99%
Mortgage Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 4,688,662		$ 4,105,332
Gross Unrealized Gains	22,097		33,011
Gross Unrealized Losses	73,047		70,554
Amortized Cost	$ 4,739,612		$ 4,142,875
Weighted Average Yield	2.44%		2.46%
Mortgage Backed Securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 492		$ 56
Gross Unrealized Gains	8		1
Gross Unrealized Losses	0		0
Amortized Cost	$ 484		$ 55
Weighted Average Yield	4.23%		4.76%
Mortgage Backed Securities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 14,594		$ 20,454
Gross Unrealized Gains	206		537
Gross Unrealized Losses	211		43
Amortized Cost	$ 14,599		$ 19,960
Weighted Average Yield	3.50%		3.86%
Mortgage Backed Securities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 337,786		$ 319,165
Gross Unrealized Gains	2,390		3,701
Gross Unrealized Losses	3,765		1,721
Amortized Cost	$ 339,161		$ 317,185
Weighted Average Yield	2.21%		2.29%
Mortgage Backed Securities | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 4,335,790		$ 3,765,657
Gross Unrealized Gains	19,493		28,772
Gross Unrealized Losses	69,071		68,790
Amortized Cost	$ 4,385,368		$ 3,805,675
Weighted Average Yield	2.46%		2.47%
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 1,815		$ 2,122
Gross Unrealized Gains	776		876
Gross Unrealized Losses	0		0
Amortized Cost	$ 1,039		$ 1,246
Weighted Average Yield	8.21%		7.94%
Other
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 802		$ 9,585
Gross Unrealized Gains	13		42
Gross Unrealized Losses	0		0
Amortized Cost	$ 789		$ 9,543
Weighted Average Yield	3.62%		1.97%
Other | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 0		$ 8,550
Gross Unrealized Gains	0		11
Gross Unrealized Losses	0		0
Amortized Cost	$ 0		$ 8,539
Weighted Average Yield	0.00%		1.78%
Other | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, at fair value	$ 802		$ 1,035
Gross Unrealized Gains	13		31
Gross Unrealized Losses	0		0
Amortized Cost	$ 789		$ 1,004
Weighted Average Yield	3.62%		3.62%

[1]
Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.

[2]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.